UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	03/31
Date of reporting period:	06/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--137.5%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--1.9%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	570,000 a	484,500
Lamar Media,
Gtd. Notes	6.63	8/15/15	4,580,000 a	4,030,400
				4,514,900
Automotive, Trucks & Parts--1.8%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	488,000 a	483,120
Goodyear Tire & Rubber,
Gtd. Notes	9.00	7/1/15	1,486,000 a	1,478,570
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	1,285,000 a	1,304,275
United Components,
Gtd. Notes	9.38	6/15/13	1,925,000 a	1,232,000
				4,497,965
Chemicals--1.3%
Huntsman International,
Gtd. Notes	7.88	11/15/14	795,000 a	634,012
Huntsman,
Scd. Notes	11.63	10/15/10	1,809,000 a	1,858,747
Nalco,
Gtd. Notes	8.88	11/15/13	741,000 a	759,525
				3,252,284
Commercial & Professional Services--3.1%
Ceridian,
Gtd. Notes	12.25	11/15/15	875,000 a	635,469
Education Management,
Gtd. Notes	8.75	6/1/14	1,642,000 a	1,600,950
Education Management,
Gtd. Notes	10.25	6/1/16	4,084,000 a	4,012,530

Ipayment,
Gtd. Notes	9.75	5/15/14	2,150,000 a	1,171,750
				7,420,699
Commercial Mortgage Pass-Through Ctfs.--1.9%
Crown Castle Towers,
Ser. 2005-A1, Cl. B	4.88	6/15/35	220,000 b	213,400
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	1,825,000 a,b	1,788,500
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,139,000 a,b	1,104,830
Crown Castle Towers,
Ser. 2006-1A, Cl. G	6.80	11/15/36	234,000 a,b	229,320
SBA CMBS Trust,
Ser. 2006-1A, Cl. B	5.45	11/15/36	960,000 b	873,600
SBA CMBS Trust,
Ser. 2005-1A, Cl. E	6.71	11/15/35	330,000 b	306,900
				4,516,550
Diversified Financial Services--10.0%
Dow Jones CDX,
Pass Thrus Certificates,
Ser. 4-T1	8.25	6/29/10	6,869,280 a,b,c	6,972,319
Ford Motor Credit,
Sr. Unscd. Notes	7.38	2/1/11	5,230,000 a	4,736,257
Ford Motor Credit,
Sr. Unscd. Notes	8.63	11/1/10	1,650,000 a	1,551,338
GMAC,
Gtd. Notes	6.88	9/15/11	6,890,000 b	6,097,650
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	2,725,000 a,b	2,019,906
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	510,000 a	471,750
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	1,380,000 a	1,128,150
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	1,606,000 a	1,248,665
				24,226,035
Diversified Metals & Mining--3.3%

Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	2,964,000 a	2,997,019
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	3,235,000 a	3,263,850
Steel Dynamics,
Gtd. Notes	7.38	11/1/12	1,010,000 a	962,025
Steel Dynamics,
Sr. Unscd. Notes	8.25	4/15/16	755,000 a,b,d	715,362
				7,938,256
Electric Utilities--14.1%
AES,
Sr. Unscd. Notes	7.75	10/15/15	5,355,000 a	5,006,925
AES,
Sr. Unscd. Notes	8.00	10/15/17	425,000 a	397,375
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	505,000 a	390,112
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	2,564,000 a	2,307,600
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	14,450,000 a	10,620,750
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,735,000 a	2,639,275
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000 a	1,142,687
NRG Energy,
Gtd. Notes	7.38	1/15/17	5,255,000 a	4,965,975
NV Energy,
Sr. Unscd. Notes	8.63	3/15/14	3,467,000 a	3,432,351
Orion Power Holdings,
Sr. Unscd. Notes	12.00	5/1/10	1,395,000 a	1,450,800
RRI Energy,
Sr. Unscd. Notes	7.63	6/15/14	2,045,000 a	1,881,400
				34,235,250
Environmental Control--.4%
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,070,000 a	976,375
Food & Beverages--.9%

SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	195,000 a	188,175
SUPERVALU,
Sr. Unscd. Notes	8.00	5/1/16	2,160,000	2,106,000
				2,294,175
Health Care--17.7%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	8,715,000 a	8,366,400
Community Health Systems,
Gtd. Notes	8.88	7/15/15	3,500,000 a	3,447,500
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	845,000 a	876,687
HCA,
Sr. Unscd. Notes	6.30	10/1/12	4,160,000 a	3,837,600
HCA,
Sr. Unscd. Notes	9.00	12/15/14	4,000,000 a	3,325,388
HCA,
Scd. Notes	9.25	11/15/16	7,320,000 a	7,228,500
Inverness Medical Innovations,
Sr. Sub. Notes	9.00	5/15/16	2,590,000 a	2,512,300
LVB Acquisition,
Gtd. Notes	11.63	10/15/17	13,654,000 a	13,449,190
				43,043,565
Lodging & Entertainment--7.4%
Ameristar Casinos,
Sr. Unscd. Notes	9.25	6/1/14	1,495,000 a,b	1,532,375
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	630,000 a	513,450
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	815,000 a	608,194
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,180,000 a	1,103,300
Cinemark USA,
Gtd. Notes	8.63	6/15/19	2,225,000 a,b	2,208,313
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	2,359,000 a	1,910,790
MGM Mirage,

Gtd. Notes	8.38	2/1/11	3,446,000	2,774,030
MGM Mirage,
Sr.Scd. Notes	10.38	5/15/14	295,000 a,b	307,537
MGM Mirage,
Sr. Scd. Notes	11.13	11/15/17	1,225,000 a,b	1,304,625
Pinnacle Entertainment,
Gtd. Notes	8.75	10/1/13	1,295,000 a	1,307,950
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	1,994,000 a,b	1,964,090
Scientific Games International,
Notes	9.25	6/15/19	1,635,000 a,b	1,643,175
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,100,000 a,b	665,500
				17,843,329
Machinery--1.2%
Terex,
Gtd. Notes	7.38	1/15/14	3,170,000 a	2,916,400
Manufacturing--1.8%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	2,200,000 a,b	1,936,000
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	1,050,000 a,b	993,562
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	1,705,000 a	1,466,300
				4,395,862
Media--20.7%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	4,400,000 a	3,421,000
CCH II,
Sr. Unscd. Notes	10.25	9/15/10	8,800,000 a,e	9,328,000
CCH II,
Gtd. Notes	10.25	10/1/13	1,730,000 a,e	1,825,150
Charter Communications,
Scd. Notes	8.38	4/30/14	2,030,000 a,b,e	1,953,875
CSC Holdings,
Sr. Unscd. Notes	7.63	7/15/18	890,000 a	828,812
CSC Holdings,

Sr. Unscd. Notes	8.50	4/15/14	270,000 a,b	268,987
DirecTV Holdings Financing,
Gtd. Notes	7.63	5/15/16	1,865,000 a	1,823,038
Dish DBS,
Gtd. Notes	6.63	10/1/14	1,175,000	1,086,875
Dish DBS,
Gtd. Notes	7.13	2/1/16	6,245,000 a	5,854,688
General Cable,
Gtd. Notes	7.13	4/1/17	1,990,000 a	1,815,875
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	5,790,000 a	5,616,300
Kabel Deutschland,
Scd. Notes	10.63	7/1/14	2,093,000 a	2,168,871
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	1,930,000 a,b	1,025,312
LIN Television,
Gtd. Notes	6.50	5/15/13	820,000 a	594,500
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	1,130,000 a	762,750
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	7,650,000 a	7,324,875
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	44,000 a	16,390
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	134,788 a,b	39,089
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	670,000 a	610,537
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	3,240,000 a	2,952,450
Sinclair Television Group,
Gtd. Notes	8.00	3/15/12	432,000 a	290,520
Videotron Ltee,
Gtd. Notes	9.13	4/15/18	720,000 b	735,300
				50,343,194
Minerals--1.3%
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	290,000 b	304,148

Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	2,645,000 b	2,847,755
				3,151,903
Oil & Gas--9.2%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	110,000 a	107,035
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,490,000 a	2,315,700
Chesapeake Energy,
Gtd. Notes	7.25	12/15/18	725,000 a	634,375
Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	920,000 a	885,500
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	1,035,000 a	985,838
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	2,985,000 a	3,022,313
Cie Gen Geophysique,
Sr. Notes	9.50	5/15/16	1,660,000 a,b	1,664,150
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	2,375,000 a	2,101,875
Forest Oil,
Sr. Notes	8.50	2/15/14	1,550,000 a,b	1,530,625
Newfield Exploration,
Sr. Sub. Notes	6.63	4/15/16	1,105,000 a	1,002,788
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	710,000 a	648,763
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	3,370,000 a	3,370,000
Petrohawk Energy,
Sr. Notes	10.50	8/1/14	435,000 a,b	446,963
Range Resources,
Gtd. Notes	7.25	5/1/18	890,000 a	836,600
Range Resources,
Gtd. Notes	7.50	10/1/17	800,000 a	764,000
SouthWestern Energy,
Sr. Notes	7.50	2/1/18	370,000 a,b	357,050
Whiting Petroleum,

Gtd. Notes	7.25	5/1/13	1,790,000	1,704,975
				22,378,550
Packaging & Containers--5.8%
Aep Industries,	7.88	3/15/13	1,900,000 a	1,726,625
Sr. Unscd. Notes
Bway,
Sr. Sub. Notes	10.00	4/15/14	2,930,000 a,b	2,937,325
Crown Americas,
Sr. Unscd. Notes	7.63	5/15/17	1,745,000 a,b	1,692,650
Norampac,
Gtd. Notes	6.75	6/1/13	3,554,000 a	3,056,440
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	3,515,000 a,b	3,167,894
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	1,610,000 b	1,622,075
				14,203,009
Paper & Forest Products--1.5%
NewPage,
Gtd. Notes	12.00	5/1/13	4,900,000 a	1,396,500
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	4,855,000 a	1,383,675
Verso Paper Holdings,
Sr. Scd. Notes	11.50	7/1/14	835,000 b	768,200
				3,548,375
Pipelines--3.4%
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,845,000 a	3,277,863
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	280,000 a	273,000
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	1,295,000 a	1,185,901
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	1,000,000 a	977,500
El Paso,
Sr. Unscd. Notes	12.00	12/12/13	1,935,000 a	2,138,175
Tennessee Gas Pipeline,
Sr. Notes	8.00	2/1/16	285,000	299,962

				8,152,401
Real Estate Investment Trusts--.6%
Host Hotels & Resorts,
Gtd. Notes, Ser. M	7.00	8/15/12	550,000 a	533,500
Host Hotels & Resorts,
Gtd. Notes	7.13	11/1/13	900,000 a	850,500
				1,384,000
Retail--2.3%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	2,260,000 a	2,130,050
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	3,835,000 a	3,470,675
				5,600,725
Technology--9.0%
Amkor Technologies,
Sr. Notes	9.25	6/1/16	1,455,000 a	1,354,969
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	10,320,000 a,d	8,681,700
First Data,
Gtd. Notes	9.88	9/24/15	3,390,000 a	2,423,850
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,000 a	950
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	10,000,000 a	9,287,500
				21,748,969
Telecommunications--14.0%
Arch Western Finance,
Sr. Scd. Notes	6.75	7/1/13	1,375,000 a,d	1,261,562
Belden,
Gtd. Notes	7.00	3/15/17	700,000 a	623,000
Centennial Cellular Operating,
Gtd. Notes	10.13	6/15/13	1,430,000 a	1,481,838
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	940,000 a,d	965,850
Centennial Communications,
Sr. Unscd. Notes	10.00	1/1/13	3,754,000 a	3,979,240
Crown Castle International,

Sr. Unscd. Notes	9.00	1/15/15	2,225,000 a	2,275,063
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	4,270,000 a,b	3,565,450
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	2,439,000 a,b	2,036,565
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	780,000 b	776,100
Frontier Communications,
Sr. Unscd. Notes	8.25	5/1/14	240,000 a	228,000
Inmarsat Finance II,
Sr. Scd. Notes	10.38	11/15/12	2,475,000 a,d	2,574,000
Inmarsat Finance,
Sr. Scd. Notes	7.63	6/30/12	632,000 a	619,360
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	7,255,000	7,436,375
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	845,000	756,275
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	415,000 a,b	402,550
Qwest,
Sr. Unscd. Notes	8.38	5/1/16	465,000 a,b	451,050
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,275,000 a	1,626,625
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	1,725,000 b	1,776,750
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	570,000 b	564,300
Wind Acquisition Finance,
Sr. Scd. Bonds	10.75	12/1/15	575,000 a,b	577,875
				33,977,828
Textiles & Apparel--2.4%
Invista,
Sr. Unscd. Notes	9.25	5/1/12	4,405,000 a,b	4,173,738
Levi Strauss & Co.,
Sr. Unscd. Notes	9.75	1/15/15	1,580,000 a	1,560,250
				5,733,988

Transportation--.1%

Bristow Group,
Gtd. Notes	7.50	9/15/17	225,000 a	205,313
Utilities--.4%
Ferrellgas,
Sr. Unscd. Notes	6.75	5/1/14	1,170,000 a	1,017,900
Total Bonds and Notes
(cost $350,571,754)				333,517,800

Preferred Stocks--.0%			Shares	Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $2,256,546)			2,182 [a]	21,823

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,742,000)			3,742,000 [f]	3,742,000

Total Investments (cost $356,570,300)			139.1%	337,281,623
Liabilities, Less Cash and Receivables			(39.1%)	(94,762,015)
Net Assets			100.0%	242,519,608

a	Collateral for Revolving Credit and Security Agreement.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $68,562,740 or 28.3% of net assets.
c	Security linked to a portfolio of debt securities.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing--security in default.
f	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $356,542,300. Net unrealized depreciation on investments was $19,288,677 of which $7,864,291 related to appreciated investment securities and $27,152,968 related to depreciated investment securities.

At June 30, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	at 6/30/2009 ($)
Sale
Euro, expiring 7/24/2009	1,570,000	2,212,114	2,202,558	9,556

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds		329,001,250		329,001,250
Commercial Mortgage-backed		4,516,550		4,516,550
Equity Securities - Domestic	-	21,823	-	21,823
Mutual Funds	3,742,000	-	-	3,742,000
Other Financial Instruments+	-	9,556	-	9,556
Liabilities ($)
Other Financial Instruments+

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities excluding shortterm investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)